YieldMax RDDT Option Income Strategy ETF

Schedule of Investments

April 30, 2026 (Unaudited)

PURCHASED OPTIONS - 13.4%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 13.4%
Reddit, Inc., Expiration: 5/1/2026; Exercise Price: $175.00	$927,549	63	$12,128
Reddit, Inc., Expiration: 5/1/2026; Exercise Price: $165.00	9,511,058	646	234,175
Reddit, Inc., Expiration: 5/15/2026; Exercise Price: $140.01	2,974,046	202	326,592
Reddit, Inc., Expiration: 5/15/2026; Exercise Price: $140.00	7,464,561	507	820,072
Total Call Options			1,392,967

TOTAL PURCHASED OPTIONS (Cost $1,823,370)			1,392,967

SHORT-TERM INVESTMENTS - 98.3%
Money Market Funds - 9.0%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		938,297	938,297

U.S. Treasury Bills - 89.3%		Principal Amount	Value
U.S. Treasury Bill, 7/9/2026, 3.63%(f)(g)		$1,720,000	1,708,124
U.S. Treasury Bill, 8/6/2026, 3.63%(f)(g)(h)		5,419,000	5,366,727
U.S. Treasury Bill, 9/3/2026, 3.64%(f)(g)		2,253,000	2,225,033
			9,299,884

TOTAL SHORT-TERM INVESTMENTS (Cost $10,240,199)			10,238,181

TOTAL INVESTMENTS - 111.7% (Cost $12,063,569)			$11,631,148
Liabilities in Excess of Other Assets - (11.7)%			(1,218,561)
TOTAL NET ASSETS - 100.0%			$10,412,587

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.
(f)	The rate shown is the annualized effective yield as of April 30, 2026.
(g)	All or a portion of this security has been pledged as collateral for written options. As of April 30, 2026, the total value of securities pledged as collateral is $10,564,891.
(h)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

YieldMax RDDT Option Income Strategy ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

WRITTEN OPTIONS - (10.2)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (4.2)%
Reddit, Inc., Expiration: 5/1/2026; Exercise Price: $162.50	$(927,549)	(63)	$(27,405)
Reddit, Inc., Expiration: 5/1/2026; Exercise Price: $155.00	(8,554,063)	(581)	(364,577)
Reddit, Inc., Expiration: 5/1/2026; Exercise Price: $152.50	(956,995)	(65)	(48,100)
Total Call Options			(440,082)

Put Options - (6.0)%
Reddit, Inc., Expiration: 5/15/2026; Exercise Price: $140.01	(10,438,607)	(709)	(626,175)

TOTAL WRITTEN OPTIONS (Premiums received $1,827,570)			$(1,066,257)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.